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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043


                      	Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer High Income Trust

              SCHEDULE OF INVESTMENTS 12/31/05 (unaudited)

   Principal
    Amount
   USD ($)                                             Value
              COLLATERIZED MORTGAGE OBLIGATIONS -
              1.1% of Net Assets
              Diversified Financials - 1.1%
   4,860,000  Tower 2004-2A F, 6.376%, 12/15/14 (144A) $       4,846,547
              TOTAL COLLATERIZED MORTGAGE OBLIGATIONS  $       4,846,547
              (Cost $4,860,000)

              CORPORATE BONDS & NOTES - 119.8%
              of Net Assets
              Energy - 9.4%
              Oil & Gas Equipment & Services - 2.6%
   6,200,000  J. Ray McDermott SA, 11.0%, 12/15/13 (14 $        7,316,000
   2,380,000  SemGroup L.P., 8.75%, 11/15/15 (144A)             2,433,550
   1,120,000  Targa Resources, Inc., 8.5%, 11/1/13 (14           1,148,000
                                                       $      10,897,550
              Oil & Gas Exploration & Production - 6.2%
   9,784,000  Baytex Energy, Ltd., 9.625%, 7/15/10     $     10,273,200
   1,570,000  Clayton William Energy, 7.75%, 8/1/13              1,507,200
   1,735,000  Delta Petroleum Corp., 7.0%, 4/1/15                1,600,537
   5,000,000  Energy Partners, Ltd., 8.75%, 8/1/10               5,125,000
   5,300,000  PetroQuest Energy, Inc., 10.375%, 5/15/1           5,538,500
   2,135,000  Stone Energy Corp., 6.75%, 12/15/14               2,022,913
                                                       $     26,067,350
              Oil & Gas Storage & Transportation - 0.6%
   2,688,000  Transmontaigne, Inc., 9.125%, 6/1/10     $      2,640,960
              Total Energy                             $    39,605,860

              Materials - 25.9%
              Commodity Chemicals - 3.2%
   4,635,000  ARCO Chemical Co., 9.8%, 2/1/20          $        5,202,787
   2,900,00(a)Aventine Renewable Energy, 10.491%, 12/1           3,001,500
   5,000,000  Invista, 9.25%, 5/1/12 (144A)                      5,337,500
                                                       $       13,541,787
              Diversified Chemicals - 3.7%
   385,000    Ashtead Holdings Plc, 8.625%, 8/1/15 (14 $           405,213
   810,000    Braskem SA, 9.375%, 6/1/15 (144A)                     891,000
   2,550,000  Braskem SA, 11.75%, 1/22/14                        3,149,250
EUR7,870,000  Huntsman International LLC, 10.125%, 7/1          9,607,976
EUR1,190,000  Nell AF S.a.r.l., 8.375%, 8/15/15 (144A)            1,424,721
                                                       $       15,478,160
              Specialty Chemicals - 10.8%
   3,700,000  Basell Finance Co., 8.1%, 3/15/27 (144A) $       3,385,500
   6,060,00(b)Crystal US Holdings, 0.0%, 10/1/14                4,408,650
   5,800,000  Ferro Corp., 7.125%, 4/1/28                       5,899,992
   1,300,000  Ferro Corp., 7.625%, 5/1/13                         1,327,417
   4,500,000  Methanex Corp., 8.75%, 8/15/12                    5,006,250
   7,100,000  OM Group, Inc., 9.25%, 12/15/11                   6,940,250
   5,970,00(d)PolyOne Corp., 8.875%, 5/1/12                     5,850,600
   6,175,000  Resolution Performance Products LLC, 13.          6,530,063
EUR4,970,000  Rhodia SA, 9.25%, 6/1/11                         6,243,424
                                                       $      45,592,146
              Construction Materials - 0.5%
   2,225,000  RMCC Acquisition Co., 9.5%, 11/1/12 (144 $        2,236,125

              Metal & Glass Containers - 2.3%
   1,945,000  Anchor Glass Container Corp., 11.0%, 2/1 $         1,419,850
   4,020,000  Greif Bros. Corp., 8.875%, 8/1/12                 4,281,300
   4,135,000  Vitro Envases, 10.75%, 7/23/11 (144A)              4,217,700
                                                       $        9,918,850
              Paper Packaging - 1.6%
   1,685,000  Graham Packaging Co., L.P., 9.875%, 10/1 $        1,642,875
   5,290,000  Graphic Packaging International, Inc., 9            5,051,950
                                                       $       6,694,825
              Aluminum - 0.3%
   1,440,000  Aleris International, Inc., 9.0%, 11/15/ $       1,483,200

              Diversified Metals & Mining - 1.2%
   4,600,000  Freeport-McMoRan Copper & Gold, Inc., 10 $        5,054,250

              Steel - 1.5%
   2,900,000  CSN Islands VIII Corp., 9.75%, 12/16/13  $         3,215,375
   880,000 (b)CSN Islands IX Corp., 10.5%, 1/15/15 (14              981,200
   2,485,000  Edgen Acquisition Corp., 9.875%, 2/1/11            2,410,450
                                                       $       6,607,025
              Forest Products - 0.4%
   1,645,000  Mandra Forestry Holdings, Ltd., 12.0%, 5 $        1,579,200

              Paper Products - 0.4%
   1,875,000  Mercer International, Inc., 9.25%, 2/15/ $        1,579,688
              Total Materials                          $    109,765,256

              Capital Goods - 5.6%
              Building Products - 1.7%
   3,135,00(a)Builders FirstSource, Inc., 8.59%, 2/15/ $       3,189,862
   4,185,000  U.S. Concrete, Inc., 8.375%, 4/1/14                4,174,538
                                                       $       7,364,400
              Construction & Engineering - 0.3%
   1,250,000  Dycom Industries, Inc., 8.125%, 10/15/15 $        1,250,000

              Heavy Electrical Equipment - 2.1%
   4,790,000  Altra Industrial Motion, 9.0%, 12/1/11 ( $      4,646,300
   3,975,000  Hawk Corp., 8.75%, 11/1/14                         4,014,750
                                                       $        8,661,050
              Construction & Farm Machinery & Heavy
              Truck - 1.2%
   3,300,000  American Rock Salt Co., LLC, 9.5%, 3/15/ $      3,333,000
   1,980,00(d)Hines Nurseries, Inc., 10.25%, 10/1/11            1,940,400
                                                       $       5,273,400
              Industrial Machinery - 0.3%
   1,217,000  Manitowac Co., Inc., 10.5%, 8/1/12       $        1,350,870
              Total Capital Goods                      $    23,899,720

              Commercial Services & Supplies - 10.2%
              Diversified Commercial & Professional
              Services - 5.4%
   3,500,000  Allied Security Escrow, 11.375%, 7/15/11 $        3,374,150
   1,850,000  Brickman Group, Ltd., Series B, 11.75%,           2,048,875
   4,455,000  Cardtronics, Inc., 9.25%, 8/15/13 (144A)          4,432,725
   3,230,000  Cornell Companies, Inc., 10.75%, 7/1/12           3,343,050
   3,820,000  Park-Ohio Industries, Inc., 8.375%, 11/1          3,342,500
   6,695,00(d)United Rentals North America, Inc., 7.75           6,527,625
                                                       $    23,068,925
              Human Resource & Employment Services - 0.6%
   2,700,000  Knowledge Learning Corp., Inc., 7.75%, 2 $       2,565,000

              Environmental & Facilities Services - 4.2%
   6,275,000  Clean Harbors, Inc., 11.25%, 7/15/12     $        7,059,375
   5,020,000  Hydrochem Industrial Services, Inc., 9.2          4,819,200
   5,800,000  Waste Services, Inc., 9.5%, 4/15/14               5,800,000
                                                       $       17,678,575
              Total Commerical Service & Supplies      $     43,312,500

              Transportation - 14.1%
              Airlines - 3.3%
   1,316,928  American Airlines, Inc., 7.379%, 11/23/1 $        1,079,686
   1,100,000  American Airlines, Inc., 10.38%, 3/4/06            1,097,250
   2,065,00(d)AMR Corp., 9.0%, 8/1/12                             1,791,387
   2,440,000  AMR Corp., 9.8%, 10/1/21                          1,823,900
   3,200,000  AMR Corp., 10.2%, 3/15/20                        2,424,000
   6,000,000  Continental Airlines, Inc., Series D, 7.             5,911,891
                                                       $        14,128,114
              Marine - 8.5%
   3,899,00(b)H-Lines Finance Holding, 0.0%, 4/1/13    $      3,226,422
NOK27,300,0(b)Kvaerner ASA, 0.0%, 10/30/11                       3,628,577
   8,897,00(b)Kvaerner ASA, 0.0%, 10/30/11                      8,363,180
   8,000,000  Seabulk International, Inc., 9.5%, 8/15/         8,990,000
   7,350,000  Ship Finance International, Ltd., 8.5%,           6,872,250
   985,000    Stena AB, 7.0%, 12/1/16                                901,275
   1,000,000  Stena AB, 7.5%, 11/1/13                              960,000
   2,900,000  Trailer Bridge, Inc., 9.25%, 11/15/11             2,983,375
                                                       $     35,925,079
              Railroads - 1.7%
   4,525,000  Atlantic Express Transportation Corp., 1 $       3,936,750
   2,500,000  Grupo Transportacion Ferroviaria Mexicana, SA de CV,
                 9.375%, 5/1/12 (144A)                           2,737,500
   400,000    Grupo Transportacion Ferroviaria Mexicana, SA de CV,
                 10.25%, 6/15/07                                   422,000
                                                       $       7,096,250
              Trucking  - 0.5%
   2,175,000  Greenbrier Companies, Inc., 8.375%, 5/15 $        2,218,500

              Airport Services  - 0.1%
   535,000    K&F Acquisition, Inc., 7.75% 11/15/14    $           540,350
              Total Transportation                     $    59,908,293

              Automobiles &  Components - 4.7%
              Auto Parts & Equipment - 2.4%
   3,590,000  Cooper-Standard Automotive, Inc., 8.375% $       2,728,400
   5,475,000  Stanadyne Corp., 10.0%, 8/15/14                   5,256,000
   2,000,000  UGS Corp., 10.0%, 6/1/12                          2,180,000
                                                       $      10,164,400
              Tires & Rubber - 1.7%
   7,010,000  Goodyear Tire & Rubber Co., 9.0%, 7/1/15 $       6,904,850

              Automobile Manufacturers - 0.6%
   3,000,000  Ford Motor Credit Co., 7.375%, 10/28/09  $       2,660,658
              Total Automobiles & Components           $     19,729,908

              Consumer Durable & Apparel - 0.4%
              Homebuilding - 0.4%
   1,165,000  WCI Communities, Inc., 7.875%, 10/1/13   $        1,098,013
   700,000    William Lyon Homes, Inc., 7.625%, 12/15/               617,750
                                                       $          1,715,763
              Total Consumer Durable & Apparel         $          1,715,763

              Consumer Services - 1.8%
              Hotels, Resorts & Cruise Lines - 1.2%
   2,990,00(d)MeriStar Hospitality Operating Partnersh $         3,150,713
   2,050,000  Trump Entertainment Resorts, Inc., 8.5%,           1,998,750
                                                       $        5,149,463
              Leisure Facilities - 0.6%
   2,500,000  True Temper Sports, Inc., 8.375%, 9/15/1 $       2,250,000
              Total Consumer Services                  $       7,399,463

              Media - 5.0%
              Broadcasting & Cable TV - 2.3%
   2,170,000  Cablemas SA de CV, 9.375%, 11/15/15 (144 $       2,224,250
   2,855,00(a)Cleveland Unlimited, Inc., 12.73%, 12/15          2,883,550
EUR3,750,000  Kabel Deutschland GMBH, 10.75%, 7/1/14 (          4,920,941
                                                       $      10,028,741
              Movies & Entertainment - 0.8%
   3,000,000  LodgeNet Entertainment Corp., 9.5%, 6/15 $       3,262,500

              Publishing - 1.9%
   5,085,000  Sheridan Acquisition Corp., 10.25%, 8/15 $         5,231,194
   3,700,00(b)Visant Holding Corp., 0.0%, 12/1/13               2,738,000
                                                       $        7,969,194
              Total Media                              $     21,260,435

              Retailing - 4.7%
              Distributors - 0.8%
   3,535,000  Intcomex, Inc., 11.75%, 1/15/11 (144A)   $        3,473,137

              Department Stores - 1.0%
   3,800,000  J.C. Penney Co., Inc., 8.125%, 4/1/27    $       3,980,500

              General Merchandise Stores Retail - 0.7%
EUR2,500,000  Ray Acquisition SCA, 9.375%, 3/16/15 (14 $          3,125,811

              Computer & Electronics Retailing - 0.2%
   695,000    GSC Holdings Corp., 8.0%, 10/1/12 (144A) $          653,300

              Specialty Stores - 0.9%
   3,840,000  Asbury Automotive Group, Inc., 9.0%, 6/1 $      3,840,000

              Automotive Retail - 1.1%
   5,370,000  Pep Boys-Manny, Moe & Jack, 7.5%, 12/15/ $       4,779,300
              Total Retailing                          $     19,852,048

              Food & Staples Retailing - 2.1%
              Drug Retail - 0.7%
   550,000 (a)Duane Reade, Inc., 8.991% 12/15/10       $             511,500
   3,700,00(d)Duane Reade, Inc., 9.75%, 8/1/11                  2,479,000
                                                       $       2,990,500
              Food Distributors - 1.4%
   2,480,000  Doane Pet Care Co., 10.625%, 11/15/15 (1 $       2,585,400
   3,380,000  Wornick Co., 10.875%, 7/15/11                     3,464,500
                                                       $      6,049,900
              Total Food & Staples Retailing           $      9,040,400

              Food, Beverage & Tobacco - 1.7%
              Soft Drinks - 1.7%
   5,885,000  Cia Brasileira de Bebida, 10.5%, 12/15/1 $        7,238,550
              Total Food, Beverage & Tobacco           $        7,238,550

              Health Care Equipment & Services - 5.3%
              Health Care Equipment & Services - 2.2%
   1,800,000  Accellent, Inc., 10.5%, 12/1/13 (144A)   $        1,845,000
   5,265,00(d)Hanger Orthopedic Group, Inc., 10.375%,           5,265,000
   2,900,00(a)Medical Services Co., 11.65%, 10/15/11 (         2,233,000
                                                       $      9,343,000
              Health Care Services - 2.5%
   2,160,000  AMR HoldCo/Emcare HoldCo, 10.0%, 2/15/15 $       2,305,800
   1,500,000  National Nephrology Associates, Inc., 9.            1,661,250
   2,000,000  NDCHealth Corp., 10.5%, 12/1/12                   2,285,000
   4,055,000  Rural/Metro Corp., 9.875%, 3/15/15 (144A           4,136,100
                                                       $      10,388,150
              Managed Health Care - 0.6%
   2,335,000  PacifiCare Health Systems, Inc., 10.75%, $        2,501,369
              Total Health Care Equipment & Services   $     22,232,519

              Pharmaceuticals & Biotechnology - 1.4%
              Pharmaceuticals - 1.4%
   6,650,000  Warner Chilcott Corp., 8.75%, 2/1/15 (14 $        6,118,000
              Total Pharmaceuticals & Boitechnology    $        6,118,000

              Diversified Financials - 7.0%
              Other Diversified Financials Services - 4.0%
   5,587,00(b)Alamosa Delaware, Inc., 12.0%, 7/31/09   $          6,110,781
   6,135,000  Dollar Financial Group, 9.75%, 11/15/11            6,319,050
EUR2,000,000  MDP Acquisitions Plc, 10.125%, 10/1/12            2,524,240
   2,100,00(a)Pipe Acquisition Finance Plc, 10.913%, 1          2,084,250
                                                       $      17,038,321
              Specialized Finance - 3.0%
   1,500,000  Digicel, Ltd., 9.25%, 9/1/12 (144A)      $         1,541,250
   2,435,000  Galaxy Entertainment Finance Co., Ltd.,             2,471,525
   7,950,000  GATX Financial Corp., 8.875%, 6/1/09              8,770,042
                                                       $       12,782,817
              Total Diversified Financials             $      29,821,138

              Insurance - 3.4%
              Life & Health Insurance - 1.3%
   5,725,000  Presidential Life Corp., 7.875%, 2/15/09 $        5,667,750

              Multi-Line Insurance - 1.3%
   5,300,000  Allmerica Financial Corp., 7.625%, 10/15 $       5,435,309

              Property & Casualty Insurance - 0.8%
   3,380,000  Kingsway America, Inc., 7.5%, 2/1/14     $       3,482,613
              Total Insurance                          $      14,585,672

              Technology Hardware & Equipment - 4.7%
              Communications Equipment - 0.7%
   2,900,000  Lucent Technologies, Inc., 7.25%, 7/15/0 $        2,921,750

              Electronic Equipment Manufacturers - 0.1%
   215,000    General Cable Corp., 9.5%, 11/15/10      $          227,900

              Electronic Manufacturing Services - 1.0%
   4,000,000  Sanmina-SCI Corp., 10.375%, 1/15/10      $      4,420,000

              Office Electronics - 2.9%
   11,830,000 Xerox Capital Trust I, 8.0%, 2/1/27      $      12,184,900
              Total Technology Hardware & Equipment    $       19,754,550

              Telecommunication Services - 8.5%
              Integrated Telecommunication Services - 2.4%
   5,212,000  Eschelon Operating Co., 8.375%, 3/15/10  $        4,821,100
   4,025,000  GCI, Inc., 7.25%, 2/15/14                         3,984,750
   530,000 (a)NTELOS Holdings Corp., 12.9%, 10/15/13 (              528,675
   1,400,00(b)Zeus Special Subsidiary, Ltd., 0.0%, 2/1             920,500
                                                       $      10,255,025
              Wireless Telecommunications Services - 6.1%
   3,900,000  Horizon PCS, Inc., 11.375%, 7/15/12      $        4,475,250
   2,200,00(b)Inmarsat Finance II Plc, 0.0%, 11/15/12            1,834,250
   5,150,000  Mobifon Holdings BV, 12.5%, 7/31/10               5,974,000
   3,230,000  Mobile Telesystems, 9.75%, 1/30/08 (144A         3,423,800
   3,000,00(a)Rural Cellular Corp., 10.041%, 11/1/12 (          3,022,500
   691,000    Tele Norte Leste Participacoes SA, 8.0%,             732,460
   5,525,000  UbiquiTel Operating Co., 9.875%, 3/1/11            6,118,938
                                                       $       25,581,198
              Total Telecommunication Services         $    35,836,223

              Utilities - 3.9%
              Electric Utilities - 3.5%
   2,000,000  Aes Chivor SA  ESP, 9.75%, 12/30/14 (144 $       2,160,000
   1,822,500  Empresa Electrica Guacolda SA, 8.625%, 4         2,042,040
   6,370,693  Ormat Funding Corp., 8.25%, 12/30/20             6,434,400
   4,280,000  VeraSun Energy Corp., 9.875%, 12/15/12 (         4,344,200
                                                       $     14,980,640
              Multi-Utilities - 0.4%
   1,800,000  Reliant Energy, Inc., 6.75%, 12/15/14    $         1,570,500
              Total Utilities                          $        16,551,140

              TOTAL CORPORATE BONDS & NOTES
              (Cost $481,110,399)                      $   507,627,438

              CONVERTIBLE BONDS & NOTES - 1.1%
              of Net Assets
              Consumer Services - 0.9%
              Specialized Consumer Services - 0.9%
   4,000,000  SCI Systems, Inc., 3.0%, 3/15/07         $      3,830,000
              Total Consumer Services                  $      3,830,000

              Software & Services - 0.2%
              Data Processing & Outsourced Services - 0.2%
   850,000    Pegasus Solutions, Inc., 3.875%, 7/15/23 $          826,625
              Total Software & Services                $          826,625

              TOTAL CONVERTIBLE BONDS & NOTES
              (Cost $4,400,120)                        $       4,656,625

              MUNICIPAL BONDS - 7.7% of Net Assets
              Indiana  - 3.1%
   1,650,000  East Chicago Industrial Pollution Ctl. R $         1,747,746
   3,000,000  East Chicago Industrial Pollution Ctl. R           3,106,140
   3,665,000  Indiana Dev. Fin. Auth. Pollution Ctl. R           3,797,746
   4,250,000  Indiana Dev. Fin. Auth. Rev., 5.75%, 10/            4,415,877
                                                       $      13,067,509
              Michigan - 0.4%
   3,000,000  Wayne Charter County, Spl. Arpt. Facs. R $          1,571,520

              New Jersey - 2.1%
   4,525,000  New Jersey Economic Dev. Auth. Rev., 7.0 $       4,400,065
   4,000,000  Tobacco Settlement Financing Corp., 7.0%           4,559,720
                                                       $        8,959,785
              New York - 0.9%
   3,475,000  New York City Ind. Dev. Agcy., British Airways Plc Proj.,
              7.625%, 12/1/32                          $        3,750,359

              North Carolina  - 1.2%
   4,800,000  Charlotte, Spl. Facs. Rev., Charlotte/Douglas Int'l Airport,
              5.6%, 7/1/27                             $        3,381,504
   2,000,000  Charlotte, Spl. Facs. Rev., Charlotte/Douglas Int'l Airport,
              7.75%, 2/1/28                                      1,823,740
                                                       $       5,205,244
              TOTAL MUNICIPAL BONDS
              (Cost $26,232,644)                       $      32,554,417

              SOVEREIGN DEBT OBLIGATIONS - 2.1%
              of Net Assets
              Brazil - 0.8%
ITL4,800,00(b)Banco Nacional de Desenvolimento Bndes,  $        3,245,747

              Ecuador - 0.7%
   3,515,00(b)Federal Republic of Ecuador, 9.0%, 8/15/ $        3,198,650

              Russia - 0.6%
   2,320,00(b)Russian Federation, 5.0%, 3/31/30        $       2,619,048

              TOTAL SOVEREIGN DEBT OBLIGATIONS
              (Cost $6,009,882)                        $       9,063,445

    Shares    COMMON STOCKS - 0.9% of Net Assets
              Pharmaceuticals & Biotechnology - 0.9%
              Pharmaceuticals  - 0.9%
   120,325    IVAX Corp.                               $       3,769,790
              Total Pharmaceuticals & Biotechnology    $       3,769,790

              TOTAL COMMON STOCKS
              (Cost $2,462,500)                        $       3,769,790

              WARRANTS - 0.0% of Net Assets
              Materials - 0.0%
              Forest Products - 0.0%
    1,645     Mandra Forestry Holdings, Ltd. - CW13, E $            -
              Total Materials                          $            -

              Transportation - 0.0%
              Railroads - 0.0%
    4,525     Atlantic Express Transportation Corp., E $           -
              Total Transportation                     $           -

              TOTAL WARRANTS
              (Cost $0)                                $           -


              TEMPORARY CASH INVESTMENTS - 4.7%
              of Net Assets
              Security Lending Collateral - 4.7%
   19,667,338 Securities Lending Investment Fund, 4.24 $     19,667,338
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $19,667,338)                       $     19,667,338
              TOTAL INVESTMENTS IN SECURITIES - 137.4%
              (Cost $544,742,883) (c) (e)              $   582,185,600
              OTHER ASSETS AND LIABILITIES  - (1.7)%   $     (7,364,734)
              PREFERRED SHARES AT REDEMPTION VALUE,
              INCLUDING DIVIDENDS PAYABLE - (35.7)%    $  (151,060,830)
              NET ASSETS APPLICABLE TO COMMON
              SHAREOWNERS - 100.0%                     $  423,760,036

      NR      Security not rated by S&P or Moody's.

    (144A)    Security is exempt from registration under Rule 144A of the
		Securities Act
              of 1933.  Such securities may be resold normally to qualified
		institutional
              buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $133,677,635 or 31.6% of total net assets applicable to common shareholders.

      *       Security is in default and is non-income producing.

      **      Non-income producing.

     (a)      Floating rate note.

     (b)      Debt obligation initially issued at one coupon which converts
		to a higher coupon
              at a specific date.  The rate shown is the rate at period end.

     (c)      At December 31, 2005, the net unrealized gain on investments
		based on cost for
              federal income tax purposes of $545,099,869 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cos $     45,994,665

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over valu       (8,908,934)
              Net unrealized gain                      $      37,085,731

              For financial reporting purposes net unrealized gain was
		$37,442,717 and cost of
              investments aggregated $544,742,883.

     (d)      At December 31, 2005, the following securities were out on loan:

   Principal                                           Market
    Amount    Description                              Value
 $           1AMR Corp., 9.0%, 8/1/12                  $          1,701,168
             3Duane Reade, Inc., 9.75%, 8/1/11                   2,355,050
              Hanger Orthopedic Group, Inc., 10.375%,             5,001,750
              Hines Nurseries, Inc., 10.25%, 10/1/11                582,120
            2,MeriStar Hospitality Operating Partnersh           2,993,177
            5,PolyOne Corp., 8.875%, 5/1/12                       5,315,520
              United Rentals North America, Inc., 7.75               827,775
                                                       $      18,776,560

     (e) Distribution of investments by country of issue, as a percentage of total holdings, is as follows:
              United States                                   		74.6%
              Canada                                                     4.5
              Norway                                                     3.6
              Brazil                                                     2.9
              France                                                     2.3
              Australia                                                  1.7
              Mexico                                                     1.5
             Panama                                                      1.2
             Romania                                                     1.0
              Russia                                                     1.0
              Germany                                                    0.9
              Cayman Islands                                             0.7
              Great Britain                                              0.7
              Ecuador                                                    0.6
              Netherlands                                                0.6
              Colombia                                                   0.4
              Ireland                                                    0.4
              Bermuda                                                    0.3
              Chile                                                      0.3
              China                                                      0.3
              Sweden                                                     0.3
              Luxembourg                                                 0.2
                                                             		100.0 %

           Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.
           EURO Euro
           ITL Italian Lira
           NOK Norwegian Krone

           Purchases and sales of securities (excluding temporary cash investments) for the period ended December 31, 2005, aggregated $119,903,172 and $80,206,545, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust
By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.